GOODWILL AND INTANGIBLE ASSETS (Details 1) In Thousands, unless otherwise specified						12 Months Ended								12 Months Ended								12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Customer Relationships [Member] CNY	Dec. 31, 2011 Customer Relationships [Member] CNY	Dec. 31, 2012 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2011 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2012 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2011 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2012 Supplier Relationships [Member] CNY	Dec. 31, 2011 Supplier Relationships [Member] CNY	Dec. 31, 2012 Proprietary Technology [Member] CNY	Dec. 31, 2011 Proprietary Technology [Member] CNY	Dec. 31, 2012 Proprietary Technology [Member] Maximum [Member]	Dec. 31, 2011 Proprietary Technology [Member] Maximum [Member]	Dec. 31, 2012 Proprietary Technology [Member] Minimum [Member]	Dec. 31, 2011 Proprietary Technology [Member] Minimum [Member]	Dec. 31, 2012 Proprietary Designs [Member] CNY	Dec. 31, 2011 Proprietary Designs [Member] CNY	Dec. 31, 2012 Website and Software Assets [Member] CNY	Dec. 31, 2011 Website and Software Assets [Member] CNY	Dec. 31, 2012 Website and Software Assets [Member] Maximum [Member]	Dec. 31, 2011 Website and Software Assets [Member] Maximum [Member]	Dec. 31, 2012 Website and Software Assets [Member] Minimum [Member]	Dec. 31, 2011 Website and Software Assets [Member] Minimum [Member]	Dec. 31, 2012 Noncompete Agreements [Member] CNY	Dec. 31, 2011 Noncompete Agreements [Member] CNY	Dec. 31, 2012 Noncompete Agreements [Member] Maximum [Member]	Dec. 31, 2011 Noncompete Agreements [Member] Maximum [Member]	Dec. 31, 2012 Noncompete Agreements [Member] Minimum [Member]	Dec. 31, 2011 Noncompete Agreements [Member] Minimum [Member]	Dec. 31, 2012 Licensing Agreements [Member] CNY	Dec. 31, 2011 Licensing Agreements [Member] CNY	Dec. 31, 2012 Order Or Production Backlog [Member] CNY	Dec. 31, 2011 Order Or Production Backlog [Member] CNY
Gross carrying amount	$ 49,016	305,373	305,373	189,259	189,259					8,876	8,876	17,542	17,542					1,627	1,627	575	575					81,940	81,940					1,249	1,249	4,305	4,305
Amortization period						12 years	12 years	5 years	5 years	11 years 6 months	11 years 6 months			6 years 6 months	6 years 6 months	3 years	3 years	3 years	3 years			5 years	5 years	3 years	3 years			6 years	6 years	1 year	1 year	2 years	2 years	1 month	1 month 6 days
Accumulated amortization	28,341	176,563	151,268	103,653	89,286					2,766	1,994	14,051	12,868					1,627	1,627	575	575					48,337	39,364					1,249	1,249	4,305	4,305
Net carrying amount	$ 20,675	128,810	154,105	85,606	99,973					6,110	6,882	3,491	4,674					0	0	0	0					33,603	42,576					0	0	0	0